Trade and other payables	12 Months Ended
Jun. 30, 2018
Trade and other payables.
Trade and other payables

25Trade and other payables

	2018	2017
for the year ended 30 June	Rm	Rm
Trade payables	13 510	11 941
Capital project related payables	9 780	11 883
Accrued expenses	3 062	2 220
Related party payables	166	87
third parties	33	18
equity accounted investments	133	69

Trade payables	26 518	26 131
Other payables*	6 188	6 068
Duties payable to revenue authorities	4 267	4 004
Value added tax	177	197

	37 150	36 400

*	Other payables includes employee-related payables.

No individual vendor represents more than 10% of the group’s trade payables.

Fair value of trade and other payables

The carrying value approximates fair value because of the short period to settlement of these obligations.

Accounting policies:

Trade and other payables are initially recognised at fair value and subsequently stated at amortised cost. Capital project related payables are excluded from working capital, as the nature and risks of these payables are not considered to be aligned to operational trade payables.